Submission	Sep. 05, 2025
Submission [Line Items]
Central Index Key	0001572694
Registrant Name	Goldman Sachs BDC, Inc.
Registration File Number	333-274797
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A